RETIREMENT BENEFIT OBLIGATIONS - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended					121 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2030	Jan. 28, 2022	Jan. 28, 2020	Dec. 31, 2016
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of retirement age		60 years
Contributions to defined benefit schemes	£ 1,100.0	£ (1,347.0)	£ (1,153.0)	£ (1,069.0)
Deficit contributions to defined benefit plan		£ 1,100.0
Gap between RPI and CPI (in basis points)						1.00%
Three most significant schemes, percentage of total defined benefit obligations (in percent)		90.00%
Asset-liability matching strategy, liability sensitivity to interest rate movements (in percent)		117.00%
Asset-liability matching strategy, liability sensitivity to inflation movements (in percent)		126.00%
Swap fair value at inception								£ 0.0
Derivative financial instruments		£ 22,051.0	£ 29,613.0
Hedged percent of exposure to increases in life expectancy (in percent)							25.00%
On valuation date | Men
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of life expectancy after retirement		27 years 1 month 6 days	27 years
On valuation date | Women
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of life expectancy after retirement		29 years 1 month 6 days	29 years
Healthcare premiums
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of reasonably possible increase in actuarial assumption (in percent)		6.82%	6.40%
Longevity insurance arrangement
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Defined benefit plan estimated amount of plan participants future benefits covered by insurance contracts issued by employer or related parties								£ 10,000.0
Longevity insurance arrangement | Entering into significant commitments or contingent liabilities
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Defined benefit plan estimated amount of plan participants future benefits covered by insurance contracts issued by employer or related parties							£ 5,500.0
Swap fair value at inception							£ 0.0
The group's three main schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of gross defined benefit pension assets (in percent)		94.00%	94.00%
The group's three main schemes | Swap contract
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Derivative financial instruments		£ 0.6
The group's three main schemes | Minimum
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of retirement age		55 years
The group's three main schemes | Minimum | Contractual right to retire earlier
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of retirement age		50 years
Aggregated measurement
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Deficit in plan			£ 6,000.0	£ 7,300.0					£ 7,300.0
Defined benefit plan funding level (in percent)				85.70%					85.90%
Contributions to defined benefit schemes		£ 800.0
In year capital distributions to shareholders (in percent)		30.00%
Aggregated measurement | Maximum
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Deficit contributions to defined benefit plan		£ 2,000.0
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)		(4,404.0)	(1,578.0)
Defined benefit pension schemes | LLoyds Bank Pension Scheme No 1 and No 2 | Limited liability partnerships
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)		(7,400.0)
Defined benefit pension schemes | HBOs final salary pension scheme | Limited liability partnerships
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)		(5,800.0)
Guaranteed minimum pension benefits
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Past service cost and gains (losses) arising from settlements, net defined benefit liability (asset)				£ 33.0	£ 108.0
Defined contribution pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Defined contribution pension schemes		£ 302.0	£ 319.0	£ 287.0